Trade and other receivables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	$ 2,588,470	$ 1,791,688
Interest receivable	32,287	55,730
Tax receivables	1,108,340	565,832
Other receivables	329,039	272,862
Total trade and other receivables	$ 4,058,136	$ 2,686,112